FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
FINANCIAL RISK MANAGEMENT
Schedule of foreign investment

	USD/CLP	BRL/CLP	ARS/CLP	PGY/CLP
Exchange rate variation at reporting date	2.5%	10.4%	-77.5%	3.4%

		Brazil	Argentina	Paraguay
		ThCh$	ThCh$	ThCh$
Total assets		927,776,536	278,756,092	358,890,168
Total liabilities		585,533,955	130,843,061	62,849,876
Net investment		342,242,581	147,913,031	296,040,292
Share on income		28.5%	17.5%	8.5%

		BRL/CLP	ARS/CLP	PGY/CLP
-10% variation impact on currency translation		-1.0%	-79.6%	-6.9%

Variation impact on results		(6,181,422)	(716,469)	(4,289,427)
Variation impact on equity		(35,380,729)	(13,446,639)	(29,690,059)

Schedule of committed maturities for liability payments

As of December 31, 2023	Payments on the year of maturity
		More than 1	More than 2	More than 3
Item	1 year	up to 2	up to 3	up to 4	More than 5
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Bank debt	1,500,909	—	13,485,024	—	—
Bonds payable	50,498,809	50,300,105	43,475,786	36,651,452	1,348,382,985
Lease obligations	9,322,855	4,988,159	4,759,010	2,689,598	6,891,131
Contractual obligations (1)	37,520,505	112,608,432	18,110,929	18,094,401	3,491,360
Total	98,843,078	167,896,696	79,830,749	57,435,451	1,358,765,476

As of December 31, 2022	Payments on the year of maturity
		More than 1	More than 2	More than 3
Item	1 year	up to 2	up to 3	up to 4	More than 5
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Bank debt	741,228	-	4,081,333	-	-
Bonds payable	340,767,980	15,765,142	16,478,664	10,915,215	720,209,139
Lease obligations	7,100,579	2,854,106	5,615,704	6,887,353	535,465
Contractual obligations (1)	127,611,501	39,242,308	5,973,129	5,339,005	4,950,895
Total	476,221,288	57,861,556	32,148,830	23,141,573	725,695,499

(1)    Agreements that the Andina Group has with collaborating entities for its operation, which are mainly related to contracts entered into to supply products and/or support services in information technology services, commitments of the company with its franchisor to make investments or expenses related to the development of the franchise, support services to personnel, security services, maintenance services of fixed assets, purchase of inputs for production, among others.